Trade and other receivables and Prepayments (Details) - Schedule of detailed information about trade and other receivables and prepayments - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Schedule of detailed information about trade and other receivables and prepayments [Abstract]
Trade receivables	R 354,207	R 268,749
Expected credit loss provision	(101,066)	(51,657)
Total	253,141	217,092
Deposits	7,853	6,044
Sundry debtors	8,599	7,176
Value added tax	5,519	265
Total	21,971	13,485
Prepayments	49,058	21,170
Other receivables	R 324,170	R 251,747